DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued operations
Schedule of calculation of the gain on sale and closure of theatres and components of amounts reflected as (earnings) loss from discontinued operations in the Company's Consolidated Statements of Operations

	Calendar 2013	Transition Period		Fiscal 2012
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Revenues
Admissions	$—	$—	$16,389	$56,172
Food and beverage	—	—	6,099	20,192
Other theatre	—	—	548	2,253

Total revenues	—	—	23,036	78,617

Operating costs and expenses
Film exhibition costs	—	—	8,706	28,958
Food and beverage costs	—	66	1,252	3,655
Operating expense	—	439	15,592	24,643
Rent	—	—	7,322	23,497
General and administrative costs	—	221	511	248
Depreciation and amortization	—	—	263	1,212
(Gain) loss on disposition	(2,126)	(37)	(46,951)	25

Operating costs and expenses	(2,126)	689	(13,305)	82,238

Operating income (loss)	2,126	(689)	36,341	(3,621)
Investment income	—	(1)	(12)	(12)

Total other expense (income)	—	(1)	(12)	(12)

Earnings (loss) before income taxes	2,126	(688)	36,353	(3,609)
Income tax provision	830	—	1,200	—

Net earnings (loss)	$1,296	$(688)	$35,153	$(3,609)

Seven Canada theatres and one United Kingdom theatre
Discontinued operations
Schedule of calculation of the gain on sale and closure of theatres and components of amounts reflected as (earnings) loss from discontinued operations in the Company's Consolidated Statements of Operations

(In thousands)	Total
(Predecessor)
Proceeds from sale of UK theatre	$395
Proceeds from sale of Canada theatres	1,472
Cash payment for closure of Canada theatre	(7,562)

Net cash payment	$(5,695)
Fixed asset write-offs	(1,885)
Recognition of cumulative translation losses in AOCI(1)	(11,069)
Legal and professional fees	(1,582)
Operating Lease Liabilities:
Deferred rent write-off	14,848
Unfavorable lease write-off	31,099
Deferred gain write-off	13,666

Gain on sale, net of lease termination expense	$39,382

(1)
Included in Consolidated Statements of Comprehensive Income (Loss) as follows:

(In thousands)	March 30, 2012 through August 30, 2012
(Predecessor)
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax	$866
Reclassification adjustment for foreign currency translation loss included in discontinued operations, net of tax	11,069

Total foreign currency translation adjustment, net of tax	$11,935